Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000108407 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000108407 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000108407 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000108407 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000108407 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000108407 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000108407 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108407 | 893641100 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108407 | 81141R100 | Sea Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000108407 | 22788C105 | Crowdstrike Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000108407 | Technology315616102
Holdings [Line Items]
Percent of Total Investments	88.10%
C000108407 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	11.90%
C000108407 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000108407 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000108407 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000108407 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000108407 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000108407 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000108407 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000108407 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000108407 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000108407 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000108407 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000108408 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000108408 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000108408 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000108408 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000108408 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000108408 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000108408 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108408 | 893641100 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108408 | 81141R100 | Sea Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000108408 | 22788C105 | Crowdstrike Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000108408 | Technology315616102
Holdings [Line Items]
Percent of Total Investments	88.10%
C000108408 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	11.90%
C000108408 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000108408 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000108408 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000108408 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000108408 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000108408 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000108408 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000108408 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000108408 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000108408 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000108408 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000142551 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000142551 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000142551 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142551 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142551 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142551 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142551 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142551 | 893641100 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142551 | 81141R100 | Sea Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142551 | 22788C105 | Crowdstrike Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000142551 | Technology315616102
Holdings [Line Items]
Percent of Total Investments	88.10%
C000142551 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	11.90%
C000142551 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000142551 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000142551 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142551 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142551 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000142551 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000142551 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000142551 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000142551 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000142551 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000142551 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000142728 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000142728 | 65342K105 | NextDecade Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000142728 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000142728 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000142728 | 92333F101 | Venture Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000142728 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142728 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142728 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142728 | 02215L209 | Kinetik Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142728 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142728 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000142728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000142729 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000142729 | 65342K105 | NextDecade Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000142729 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000142729 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000142729 | 92333F101 | Venture Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000142729 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142729 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142729 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142729 | 02215L209 | Kinetik Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142729 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142729 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000142729 | Energy
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000142730 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000142730 | 65342K105 | NextDecade Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000142730 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000142730 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000142730 | 92333F101 | Venture Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000142730 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142730 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142730 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142730 | 02215L209 | Kinetik Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142730 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142730 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000142730 | Energy
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000102754 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000102754 | 912797NA1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000102754 | 770700102 | Robinhood Markets, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000102754 | 399473206 | Groupon, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000102754 | M7518J104 | Oddity Tech Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000102754 | 86333M108 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102754 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000102754 | 34959E109 | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102754 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102754 | 861896108 | StoneX Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102754 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	23.00%
C000102754 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000102754 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000102754 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000102754 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000102754 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000102754 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000102754 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102754 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000102754 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000102754 | Financials09581B103
Holdings [Line Items]
Percent of Total Investments	70.20%
C000102754 | U.S. Treasury Obligations912797NA1
Holdings [Line Items]
Percent of Total Investments	6.80%
C000102754 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000102754 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000102755 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000102755 | 912797NA1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000102755 | 770700102 | Robinhood Markets, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000102755 | 399473206 | Groupon, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000102755 | M7518J104 | Oddity Tech Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000102755 | 86333M108 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102755 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000102755 | 34959E109 | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102755 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102755 | 861896108 | StoneX Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102755 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	23.00%
C000102755 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000102755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000102755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000102755 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000102755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000102755 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000102755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000102755 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000102755 | Financials09581B103
Holdings [Line Items]
Percent of Total Investments	70.20%
C000102755 | U.S. Treasury Obligations912797NA1
Holdings [Line Items]
Percent of Total Investments	6.80%
C000102755 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000102755 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000142548 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000142548 | 912797NA1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000142548 | 770700102 | Robinhood Markets, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000142548 | 399473206 | Groupon, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000142548 | M7518J104 | Oddity Tech Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000142548 | 86333M108 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142548 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142548 | 34959E109 | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142548 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142548 | 861896108 | StoneX Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142548 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	23.00%
C000142548 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000142548 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142548 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000142548 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000142548 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000142548 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000142548 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142548 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000142548 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000142548 | Financials09581B103
Holdings [Line Items]
Percent of Total Investments	70.20%
C000142548 | U.S. Treasury Obligations912797NA1
Holdings [Line Items]
Percent of Total Investments	6.80%
C000142548 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142548 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000111981 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000111981 | 92537N108 | Vertiv Holdings Company
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000111981 | 053332102 | AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000111981 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000111981 | 11133T103 | Broadridge Financial Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111981 | 40412C101 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111981 | 70959W103 | Penske Automotive Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111981 | 571903202 | Marriott International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111981 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111981 | 237194105 | Darden Restaurants, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000111981 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.50%
C000111981 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111981 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111981 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000111981 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000111981 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000111981 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000111981 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000111981 | Communications30303M102
Holdings [Line Items]
Percent of Total Investments	99.50%
C000111982 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000111982 | 92537N108 | Vertiv Holdings Company
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000111982 | 053332102 | AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000111982 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000111982 | 11133T103 | Broadridge Financial Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111982 | 40412C101 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111982 | 70959W103 | Penske Automotive Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111982 | 571903202 | Marriott International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111982 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111982 | 237194105 | Darden Restaurants, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000111982 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.50%
C000111982 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111982 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111982 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000111982 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000111982 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000111982 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000111982 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000111982 | Communications30303M102
Holdings [Line Items]
Percent of Total Investments	99.50%
C000142553 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000142553 | 92537N108 | Vertiv Holdings Company
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000142553 | 053332102 | AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142553 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142553 | 11133T103 | Broadridge Financial Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142553 | 40412C101 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000142553 | 70959W103 | Penske Automotive Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000142553 | 571903202 | Marriott International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000142553 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000142553 | 237194105 | Darden Restaurants, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000142553 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.50%
C000142553 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000142553 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142553 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000142553 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000142553 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000142553 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000142553 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000142553 | Communications30303M102
Holdings [Line Items]
Percent of Total Investments	99.50%
C000102760 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000102760 | 98149E303 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102760 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102760 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000102760 | 80105N105 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102760 | 641069406 | Nestle S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102760 | 66987V109 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102760 | 88162G103 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102760 | 874060205 | Takeda Pharmaceutical Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102760 | 636180101 | National Fuel Gas Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102760 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.80%
C000102760 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102760 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000102760 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000102760 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000102760 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000102760 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000102760 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102760 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000102760 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000102760 | Communications4572709
Holdings [Line Items]
Percent of Total Investments	89.90%
C000102760 | Fixed Income - Other78468R663
Holdings [Line Items]
Percent of Total Investments	5.30%
C000102760 | Consumer Staples5076705
Holdings [Line Items]
Percent of Total Investments	2.00%
C000102760 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000102760 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102760 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102761 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000102761 | 98149E303 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102761 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102761 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000102761 | 80105N105 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102761 | 641069406 | Nestle S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102761 | 66987V109 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102761 | 88162G103 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102761 | 874060205 | Takeda Pharmaceutical Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102761 | 636180101 | National Fuel Gas Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102761 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.80%
C000102761 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102761 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102761 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000102761 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000102761 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000102761 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000102761 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000102761 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102761 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000102761 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000102761 | Communications4572709
Holdings [Line Items]
Percent of Total Investments	89.90%
C000102761 | Fixed Income - Other78468R663
Holdings [Line Items]
Percent of Total Investments	5.30%
C000102761 | Consumer Staples5076705
Holdings [Line Items]
Percent of Total Investments	2.00%
C000102761 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000102761 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102761 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142550 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142550 | 98149E303 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142550 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142550 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142550 | 80105N105 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142550 | 641069406 | Nestle S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142550 | 66987V109 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000142550 | 88162G103 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142550 | 874060205 | Takeda Pharmaceutical Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142550 | 636180101 | National Fuel Gas Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142550 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.80%
C000142550 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142550 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000142550 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000142550 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000142550 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000142550 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142550 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000142550 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000142550 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000142550 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000142550 | Communications4572709
Holdings [Line Items]
Percent of Total Investments	89.90%
C000142550 | Fixed Income - Other78468R663
Holdings [Line Items]
Percent of Total Investments	5.30%
C000142550 | Consumer Staples5076705
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142550 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000142550 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142550 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.70%